Note 22 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 3 [Member]
Contingent consideration liability	$ 84,993	$ 93,865	$ 50,300
Fair Value, Recurring [Member]
Contingent consideration liability	84,992
Interest rate swap liability	4,615
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Contingent consideration liability
Interest rate swap liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Contingent consideration liability
Interest rate swap liability	4,615
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent consideration liability	84,992
Interest rate swap liability
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	69,873
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member] | Fair Value, Inputs, Level 1 [Member]
Deferred Purchase Price on AR Facility
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member] | Fair Value, Inputs, Level 2 [Member]
Deferred Purchase Price on AR Facility
Fair Value, Recurring [Member] | Deferred Purchase Price on AR Facility [Member] | Fair Value, Inputs, Level 3 [Member]
Deferred Purchase Price on AR Facility	69,873
Fair Value, Recurring [Member] | Equity Securities [Member]
Marketable securities	3,887
Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	3,887
Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities
Fair Value, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities